FAIR VALUE HIERARCHY - Schedule of fair value of financial assets and liabilities by classes (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 VND (₫)		Dec. 31, 2024 USD ($)
Financial assets at fair value through profit or loss
Derivative asset	₫ 1,103,827	₫ 1,532,174		$ 45,359,646
Derivative asset, Non-current portion	918,040	984,164		37,725,087
Derivative asset, Current portion	185,787	548,010	[1]	7,634,559
Financial liability at fair value through profit or loss
Derivative liabilities	₫ 21,655,938	₫ 19,585,595		$ 889,909,102
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative and Financial Liabilities, Non Current	Derivative and Financial Liabilities, Non Current		Derivative and Financial Liabilities, Non Current
Derivative liabilities, Non-current portion	₫ 36,326	₫ 137,057		$ 1,492,747
Derivative Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent		Other Liabilities, Noncurrent
Derivative liabilities, Current portion	₫ 21,619,612	₫ 19,448,538		$ 888,416,355
Derivative Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current		Other Liabilities, Current
Amount of transfers into or out of Level 3 of the fair value hierarchy, assets	₫ 0	₫ 0
Amount of transfers into or out of Level 3 of the fair value hierarchy, liabilities	0	0
Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	185,787	614,134		$ 7,634,559
Other investments
Financial assets at fair value through profit or loss
Derivative asset	918,040	918,040		37,725,087
DPS2
Financial liability at fair value through profit or loss
Derivative liabilities	21,619,612	18,258,063		888,416,355
Convertible debenture
Financial liability at fair value through profit or loss
Derivative liabilities		1,190,475
Warrant Liability
Financial liability at fair value through profit or loss
Derivative liabilities	36,326	137,057		$ 1,492,747
Quoted prices in active markets for identical instruments (Level 1)
Financial liability at fair value through profit or loss
Derivative liabilities	36,326	137,057
Derivative liabilities, Non-current portion	36,326	137,057
Quoted prices in active markets for identical instruments (Level 1) | Warrant Liability
Financial liability at fair value through profit or loss
Derivative liabilities	36,326	137,057
Significant unobservable inputs (Level 3)
Financial assets at fair value through profit or loss
Derivative asset	1,103,827	1,532,174
Derivative asset, Non-current portion	918,040	984,164
Derivative asset, Current portion	185,787	548,010
Financial liability at fair value through profit or loss
Derivative liabilities	21,619,612	19,448,538
Derivative liabilities, Current portion	21,619,612	19,448,538
Significant unobservable inputs (Level 3) | Cross currency interest rate swaps contract
Financial assets at fair value through profit or loss
Derivative asset	185,787	614,134
Significant unobservable inputs (Level 3) | Other investments
Financial assets at fair value through profit or loss
Derivative asset	918,040	918,040
Significant unobservable inputs (Level 3) | DPS2
Financial liability at fair value through profit or loss
Derivative liabilities	₫ 21,619,612	18,258,063
Significant unobservable inputs (Level 3) | Convertible debenture
Financial liability at fair value through profit or loss
Derivative liabilities		₫ 1,190,475

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).